Equity Method Based Investees - Summarized Financial Information, Balance Sheet Data (Detail) - Frontline [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Current assets	$ 9,529	$ 12,036
Non-current assets	2,554	2,318
Total assets	12,083	14,354
Liabilities:
Current liabilities	2,157	1,681
Non-current liabilities	2,167	2,295
Total liabilities	$ 4,324	$ 3,976